UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices)--(Zip code)

David G. Stoeffel, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:
Charles M. Weber, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 978-6400

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days af-ter the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Invest-ment Company Act of 1940 (17 CFR 270.30e-1). The Com-mission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information con-tained in Form N-Q unless the Form displays a cur-rently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the infor-mation collection burden esti-mate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information un-der the clearance require-ments of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
NORTH TRACK FUNDS, INC.
S&P 100 Index Fund

SCHEDULE OF INVESTMENTS
January 31, 2005

		Number of Shares or Par Value	Market Value
COMMON STOCKS	99.3%
ENERGY
ENERGY EQUIPMENT & SERVICES	1.3%
Baker Hughes, Inc.		11,006	$476,560
Halliburton Company		16,472	677,493
Schlumberger Limited		19,329	1,315,145

			2,469,198
OIL & GAS	5.8%
El Paso Energy Corporation		21,171	230,129
Exxon Mobil Corporation		211,654	10,921,346
Williams Companies, Inc.		18,262	306,984

			11,458,459
MATERIALS
CHECMICALS	1.6%
Dow Chemical Company		30,945	1,537,967
DuPont (E.I.) de Nemours and Company		32,588	1,549,885

			3,087,852
METALS & MINING	0.5%
Alcoa, Inc.		28,530	841,920
Allegheny Technologies, Inc.		3,203	76,872

			918,792
PAPER & FOREST PRODUCTS	0.6%
International Paper Company		15,952	624,521
Weyerhaeuser Company		7,872	491,213

			1,115,734
INDUSTRIALS
AEROSPACE & DEFENSE	2.7%
The Boeing Company		27,552	1,394,131
General Dynamics Corporation		6,564	677,733
Honeywell International, Inc.		28,220	1,015,356
Raytheon Company		14,828	554,567
United Technologies Corporation		16,753	1,686,692

			5,328,479
AIR FREIGHT & LOGISTICS	0.5%
FedEx Corporation		9,860	943,109

			943,109
AIRLINES	0.0%
# Delta Air Lines, Inc.		4,684	25,247

			25,247
ELECTRICAL EQUIPMENT	0.2%
Rockwell Automation, Inc.		6,028	341,486

			341,486
INDUSTRIAL CONGLOMERATES	8.7%
3M Company		25,540	2,154,554
+ General Electric Company		346,914	12,534,003
Tyco International Ltd.		66,004	2,385,385

			17,073,942
ROAD & RAIL	0.5%
Burlington Northern Santa Fe Corporation		12,323	593,722
Norfolk Southern Corporation		12,987	453,506

			1,047,228
CONSUMER DISCRETIONARY
AUTOMOBILES	0.8%
# Ford Motor Company		60,060	790,990
# General Motors Corporation		18,529	682,053

			1,473,043
HOTELS, RESTAURANTS & LEISURE	0.8%
Harrah's Entertainment, Inc.		3,756	237,530
McDonald's Corporation		41,260	1,336,411

			1,573,941
HOUSEHOLD DURABLES	0.1%
Black & Decker Corporation		2,683	221,079

			221,079
LEISURE EQUIPMENT & PRODUCTS	0.2%
Eastman Kodak Company		9,515	314,851

			314,851
MEDIA	3.7%
Clear Channel Communications, Inc.		18,807	609,911
Walt Disney Company		67,070	1,920,214
* Time Warner, Inc.		150,312	2,705,616
Viacom Inc.- Class B		55,945	2,088,986

			7,324,727
MULTILINE RETAIL	0.3%
# May Department Stores Company		9,635	326,626
Sears, Roebuck and Company		6,771	340,243

			666,869
SPECIALTY RETAIL	1.9%
The Home Depot, Inc.		72,044	2,972,535
Limited Brands		13,292	315,020
OfficeMax, Inc.		3,089	91,156
# Radioshack Corporation		5,179	171,529
* Toys "R" Us, Inc.		7,077	151,802

			3,702,042
CONSUMER STAPLES
BEVERAGES	3.8%
Anheuser-Busch Companies, Inc.		25,905	1,274,008
Coca-Cola Company		79,366	3,292,895
PepsiCo, Inc.		55,275	2,968,268

			7,535,171
FOOD PRODUCTS	0.7%
Campbell Soup Company		13,508	396,055
Heinz (H.J.) Company		11,478	433,983
Sara Lee Corporation		25,734	604,234

			1,434,272
FOOD & STAPLES RETAILING	3.7%
Wal-Mart Stores, Inc.		138,938	7,280,351

			7,280,351
HOUSEHOLD PRODUCTS	2.7%
Colgate-Palmolive Company		17,413	914,879
Procter & Gamble Company		83,254	4,431,610

			5,346,489
PERSONAL PRODUCTS	1.2%
Avon Products, Inc.		15,500	654,410
Gillette Company		32,572	1,652,052

			2,306,462
TOBACCO	2.2%
Altria Group, Inc.		67,334	4,297,929

			4,297,929
HEALTH CARE
BIOTECHNOLOGY	1.4%
* Amgen, Inc.		41,665	2,593,230
* MedImmune, Inc.		8,237	194,846

			2,788,076
HEALTH CARE EQUIPMENT &
SUPPLIES	1.4%
Baxter International, Inc.		20,214	682,425
Medtronic, Inc.		39,652	2,081,333

			2,763,758
HEALTH CARE PROVIDERS &
SERVICES	0.5%
CIGNA Corporation		4,480	359,520
# HCA, Inc.		13,804	614,554

			974,074
PHARMACEUTICALS	8.1%
Bristol-Myers Squibb Company		63,866	1,497,019
Johnson & Johnson		97,366	6,299,580
Merck & Co. Inc.		72,755	2,040,778
Pfizer Inc.		247,131	5,970,685

			15,808,062
FINANCIALS
CAPITAL MARKETS	3.2%
The Goldman Sachs Group, Inc.		15,884	1,713,089
Lehman Brothers Holdings, Inc.		8,907	812,229
Merrill Lynch & Company, Inc.		30,571	1,836,400
Morgan Stanley		35,932	2,010,755

			6,372,473
COMMERCIAL BANKS	5.8%
Bank of America Corporation		132,534	6,145,602
U.S. Bancorp		61,243	1,840,352
Wells Fargo & Company		55,499	3,402,089

			11,388,043
CONSUMER FINANCE	1.1%
American Express Company		41,186	2,197,273

			2,197,273
DIVERSIFIED FINANCIAL SERVICES	6.5%
Citigroup,Inc.		170,298	8,353,117
JPMorgan Chase & Company		116,883	4,363,242

			12,716,359
INSURANCE
The Allstate Corporation	3.8%	22,533	1,136,565
American International Group,Inc.		85,465	5,665,475
The Hartford Financial Services Group, Inc.		9,626	647,734

			7,449,774
INFORMATION TECHNOLOGY
COMMUNICATIONS EQUIPMENT	2.2%
* Cisco Systems, Inc.		216,085	3,898,173
# Lucent Technologies, Inc.		145,017	472,755

			4,370,928
COMPUTERS & PERIPHERALS	5.9%
* Dell Computer Corporation		81,500	3,403,440
* EMC Corporation		78,579	1,029,385
Hewlett-Packard Company		99,045	1,940,291
International Business Machines Corporation		54,618	5,102,414

			11,475,530
IT SERVICES	0.2%
* Computer Sciences Corporation		6,193	319,063
* Unisys Corporation		11,037	86,641

			405,704
OFFICE ELECTRONICS	0.3%
Xerox Corporation		31,332	497,552

			497,552
SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT	3.1%
Intel Corporation		207,452	4,657,298
National Semiconductor Corporation		11,726	198,521
Texas Instruments, Inc.		56,653	1,314,916

			6,170,735
SOFTWARE	6.0%
Microsoft Corporation		356,738	9,375,075
* Oracle Corporation		168,267	2,317,037

			11,692,112
TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION
SERVICES	3.2%
# AT&T Corporation		26,089	500,648
SBC Communications, Inc.		108,769	2,584,351
Verizon Communications		90,880	3,234,419

			6,319,418
WIRELESS TELECOMMUNICATION
SERVICES	0.5%
* Nextel Communications, Inc.		36,483	1,046,697

			1,046,697
UTILITIES
ELECTRIC UTILITIES	1.4%
# American Electric Power Company, Inc.		12,991	457,933
Entergy Corporation		7,373	512,571
Exelon Corporation		21,736	961,818
# Southern Company		24,289	820,240

			2,752,562
MULTI-UTILITIES &
UNREGULATED POWER	0.2%
* The AES Corporation		21,350	299,968

			299,968
Total Common Stocks
(Cost $161,533,784)			194,775,850

SHORT-TERM INVESTMENTS	2.7%

COMMERCIAL PAPER	0.7%
\ Alcoa, Inc.
2.600%, due 02-01-2005		454,201	454,169
\ Four Winds Funding
2.550%, due 02-01-2005		536,367	536,329
\ Morgan Stanley Dean Witter
2.580%, due 02-18-2005		454,201	454,201
			1,444,699
MEDIUM TERM NOTES	0.6%
\ Bear Stearns & Company MTN
2.600%, due 01-12-2006		454,201	454,639
\ First Tennessee Bank MTN
2.330%, due 06-07-2005		454,201	454,110
\ Lehman Brothers MTN
2.590%, due 05-16-2005		227,100	227,100
			1,135,849
MASTER NOTE	0.1%
\ Bear Stearns & Company
2.650%, due 02-02-2005		227,100	227,100
			227,100
REPURCHASE AGREEMENTS	1.2%
\ Bear Stearns & Company
Triparty Repurchase Agreement
2.620%, due 02-01-2005
collateralized by various Fanniemae Strips,
due 2024 thru 2033		1,135,504	1,135,504
\ Lehman Brothers Triparty
Repurchase Agreement
2.570%, due 02-01-2005
collateralized by Countrywide Home
Loans, Series 2003-J13, Class 1A4,
due 01/25/2034		1,268,929	1,268,929
			2,404,433

Total Short-Term Investments			5,212,081
(Cost $5,212,081)

TOTAL INVESTMENTS	102.0%		199,987,931
(Cost $166,745,865)
LESS COLLATERAL HELD FOR SECURITIES
ON LOAN	(2.7)%		(5,212,081)
OTHER ASSETS LESS OTHER LIABILITIES
	0.7%		1,306,617
NET ASSETS	100.0%		$196,082,467

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
PSE TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
January 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.8%
AEROSPACE & DEFENSE		4.9%
	Goodrich Corporation		167,285	$5,737,875
	Lockheed Martin Corporation		167,285	9,670,746
	Raytheon Company		167,285	6,256,459

				21,665,080
BIOTECHNOLOGY		11.7%
*	Amgen, Inc.		167,285	10,411,818
#	Applera Corporation -
	Applied Biosystems Group		167,285	3,354,064
* #	Biogen Idec, Inc.		167,285	10,866,834
*	Chiron Corporation		167,285	5,495,312
*	Genentech, Inc.		167,284	7,981,120
*	Genzyme Corporation - General Division		167,285	9,737,660
*	MedImmune, Inc.		167,285	3,957,127

				51,803,935
COMMUNICATIONS EQUIPMENT		9.6%
*	3Com Corporation		167,285	613,936
*	ADC Telecommunications, Inc.		167,285	429,923
#	Alcatel ADR		167,285	2,395,521
*	CIENA Corporation		167,285	426,577
*	Cisco Systems, Inc.		167,285	3,017,821
	Corning, Inc.		167,285	1,830,098
	Harris Corporation		167,285	10,835,050
*	JDS Uniphase Corporation		167,285	357,990
*	Juniper Networks, Inc.		167,285	4,203,872
	Motorola, Inc.		167,285	2,633,066
#	Nokia Corp - ADR		167,285	2,556,115
	Nortel Networks Corporation		167,285	543,676
	QUALCOMM, Inc.		167,285	6,229,693
#	Scientific-Atlanta, Inc.		167,285	5,070,408
*	Tellabs, Inc.		167,285	1,191,069

				42,334,815
COMPUTERS & PERIPHERALS		13.7%
* #	Adaptec, Inc.		167,285	1,003,710
*	Apple Computer, Inc.		167,285	12,864,217
*	Dell Computer Corporation		167,285	6,985,822
*	EMC Corporation		167,285	2,191,434
*	Gateway, Inc.		167,285	791,258
	Hewlett-Packard Company		167,285	3,277,113
+	International Business Machines Corporation		167,285	15,627,765
*	NCR Corporation		167,286	5,717,835
*	Network Appliance, Inc.		167,285	5,326,354
* #	Quantum Corporation - DLT & Storage Systems		167,285	496,836
*	Storage Technology Corporation		167,285	5,267,805
*	Sun Microsystems, Inc.		167,285	729,363

				60,279,512
ELECTRICAL EQUIPMENT		0.8%
#	American Power Conversion Corporation		167,285	3,558,152

				3,558,152
ELECTRONIC EQUIPMENT
& INSTRUMENTS		4.0%
*	Agilent Technologies, Inc.		167,285	3,698,671
* #	Coherent, Inc.		167,285	5,018,550
*	Solectron Corporation		167,285	831,406
	Symbol Technologies, Inc.		167,285	3,061,316
	Tektronix, Inc.		167,285	4,821,154

				17,431,097
HEALTH CARE EQUIPMENT &		9.1%
SUPPLIES
	Biomet, Inc.		167,285	7,106,267
*	Boston Scientific Corporation		167,285	5,530,442
	Medtronic, Inc.		167,285	8,780,789
	Millipore Corporation		167,285	7,281,916
*	St. Jude Medical, Inc.		167,285	6,570,955
*	Thermo Electron Corporation		167,285	5,008,513

				40,278,882
INTERNET SOFTWARE		1.3%
& SERVICES
*	Yahoo!, Inc.		167,286	5,890,140

				5,890,140
IT SERVICES		9.1%
	Automatic Data Processing, Inc.		167,285	7,273,552
*	Computer Sciences Corporation		167,285	8,618,523
* #	DST System, Inc.		167,285	8,109,977
	Electronic Data Systems		167,285	3,583,245
	First Data Corporation		167,285	6,815,191
*	SunGard Data Systems, Inc.		167,285	4,498,293
*	Unisys Corporation		167,285	1,313,187

				40,211,968
MEDIA		0.9%
* #	Sirius Satellite Radio, Inc.		167,285	1,107,427
*	Time Warner, Inc.		167,285	3,011,130

				4,118,557
OFFICE ELECTRONICS		0.6%
	Xerox Corporation		167,285	2,656,486

				2,656,486
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		15.3%
*	Advanced Micro Devices, Inc.		167,285	2,643,103
#	Analog Devices, Inc.		167,285	6,003,859
* #	Applied Materials, Inc.		167,285	2,659,831
* #	Cypress Semiconductor Corporation		167,285	1,907,049
	Intel Corporation		167,285	3,755,548
* #	KLA-Tencor Corporation		167,285	7,736,931
* #	Kulicke & Soffa Industries, Inc.		167,285	1,115,791
*	Lam Research Corporation		167,285	4,476,547
	Linear Technology Corporation		167,285	6,313,336
*	LSI Logic Corporation		167,285	1,022,111
	Maxim Integrated Products, Inc.		167,285	6,525,788
*	Micron Technology, Inc.		167,285	1,741,437
	National Semiconductor Corporation		167,286	2,832,152
* #	Novellus Systems, Inc.		167,285	4,374,503
*	Standard Microsystems Corporation		167,285	2,651,467
* #	Teradyne, Inc.		167,285	2,347,009
	Texas Instruments Inc.		167,285	3,882,685
* #	Vitesse Semiconductors		167,285	485,126
	Xilinx, Inc.		167,285	4,883,049

				67,357,322
SOFTWARE		17.7%
	Adobe Systems, Inc.		167,285	9,518,517
	Autodesk, Inc.		167,286	4,913,190
* #	BEA Systems, Inc.		167,285	1,425,268
*	BMC Software, Inc.		167,285	2,815,407
*	Cadence Design Systems, Inc.		167,285	2,229,909
*	Check Point Software Technologies Ltd.		167,285	4,061,680
#	Computer Associates International, Inc.		167,285	4,548,479
*	Compuware Corporation		167,285	1,154,267
* #	Electronic Arts, Inc.		167,285	10,763,117
*	McAfee, Inc.		167,285	4,324,317
* #	Mentor Graphics Corporation		167,285	2,330,280
	Microsoft Corporation		167,285	4,396,250
* #	Novell, Inc.		167,285	965,234
*	Oracle Corporation		167,285	2,303,514
	SAP AG - ADR		167,285	6,477,275
*	Siebel Systems, Inc.		167,285	1,457,052
*	Sybase, Inc.		167,285	3,257,039
*	Symantec Corporation		167,286	3,906,128
*	Synopsys, Inc.		167,285	2,843,845
*	VERITAS Software Corporation		167,285	4,302,570

				77,993,338
WIRELESS TELECOMMUNICATIONS		1.1%
SERVICES
*	Nextel Communications, Inc.		167,285	4,799,407

				4,799,407

Total Common Stocks
(Cost $595,317,211)				440,378,691

SHORT-TERM INVESTMENTS		13.7%

Commercial Paper		3.7%
\	Alcoa, Inc.
	2.600%, due 02-01-2005		5,135,195	5,134,824
\	Four Winds Funding
	2.550%, due 02-01-2005		6,064,152	6,063,722
\	Morgan Stanley Dean Witter
	2.580%, due 02-18-2005		5,135,195	5,135,195
				16,333,741

Medium Term Notes		2.9%
\	Bear Stearns & Company MTN
	2.600%, due 01-12-2006		5,135,195	5,140,141
\	First Tennessee Bank MTN
	2.330%, due 06-07-2005		5,135,195	5,134,158
\	Lehman Brothers MTN
	2.590%, due 05-16-2005		2,567,598	2,567,598
				12,841,897

MASTER NOTE		0.6%
\	Bear Stearns & Company
	2.650%, due 02-02-2005		2,567,598	2,567,598
				2,567,598
REPURCHASE AGREEMENTS		6.1%
\	Bear Stearns & Company
	Triparty Repurchase Agreement
	2.620%, due 02-01-2005
	collateralized by various Fanniemae Strips,
	due 2024 thru 2033		12,837,989	12,837,989
\	Lehman Brothers Triparty
	Repurchase Agreement
	2.570%, due 02-01-2005
	collateralized by Countrywide Home
	Loans, Series 2003-J13, Class 1A4,
	due 01/25/2034		14,346,490	14,346,490
				27,184,479

MONEY MARKET		0.4%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares			1,790,173

	Total Short-Term Investments			60,717,888
	(Cost $60,717,888)

TOTAL INVESTMENTS		113.5%		501,096,579
	(Cost $656,035,099)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(13.3)%		(58,927,715)
OTHER LIABILITIES,
	LESS OTHER ASSETS	(0.2)%		(758,238)
NET ASSETS		100.0%		$441,410,626

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.8%
BIOTECHNOLOGY		14.7%
* #	Affymetrix, Inc.		3,867	$159,166
*	Amgen, Inc.		54,440	3,388,345
* #	Amylin Pharmaceuticals, Inc.		5,315	119,109
#	Applera Corporation -
	Applied Biosystems Group		12,252	245,653
* #	Biogen Idec, Inc.		17,070	1,108,867
*	Celgene Corporation		9,790	267,658
* #	Cephalon, Inc.		3,613	177,760
*	Charles River Laboratories International, Inc.		3,857	182,745
*	Chiron Corporation		2,861	93,984
*	Embrex, Inc.		10,760	132,994
*	Gen-Probe, Inc.		3,190	155,704
*	Genentech, Inc.		23,366	1,114,792
*	Genzyme Corporation - General Division		12,209	710,686
*	Gilead Sciences, Inc.		27,562	912,302
*	Human Genome Sciences, Inc.		8,298	99,161
* #	ICOS Corporation		3,667	91,785
* #	ImClone Systems, Inc.		4,150	174,092
*	Invitrogen Corporation		3,229	221,864
*	MedImmune, Inc.		9,186	217,295
*	Millennium Pharmaceuticals, Inc.		18,999	174,981
* #	NPS Pharmaceuticals, Inc.		2,470	40,755
*	Neurocrine Biosciences, Inc.		2,317	106,003
*	OSI Pharmaceuticals, Inc.		2,900	188,790
*	Protein Design Labs, Inc.		6,033	121,686
*	Techne Corporation		2,465	85,954

				10,292,131
HEALTH CARE EQUIPMENT		20.4%
AND SUPPLIES
	Alcon, Inc.		4,565	361,548
#	Bausch & Lomb, Inc.		5,429	395,720
	Baxter International, Inc.		31,137	1,051,185
	Beckman Coulter, Inc.		3,710	248,570
	Becton Dickinson and Company		15,422	873,656
	Biomet, Inc.		13,003	552,367
*	Boston Scientific Corporation		30,784	1,017,719
	C. R. Bard, Inc.		5,972	404,902
#	Cooper Companies, Inc.		2,500	191,750
*	Cytyc Corporation		6,946	173,997
*	Dade Behring Holdings, Inc.		2,700	154,305
	DENTSPLY International, Inc.		4,381	245,643
*	Edwards Lifesciences Corporation		3,818	155,393
	Fisher Scientific International, Inc.		6,609	417,358
	Guidant Corporation		15,910	1,153,316
*	Henry Schein, Inc.		2,700	183,762
	Hillenbrand Industries, Inc.		3,655	198,576
*	Hospira, Inc.		9,300	268,677
*	IDEXX Laboratories, Inc.		2,205	127,912
*	INAMED Corporation		2,300	159,160
	Medtronic, Inc.		53,430	2,804,541
	Millipore Corporation		3,100	134,943
*	Respironics, Inc.		2,260	130,854
*	STERIS Corporation		4,409	104,581
*	St. Jude Medical, Inc.		19,124	751,191
	Stryker Corporation		14,798	727,174
#	Varian Medical Systems, Inc.		8,044	303,500
*	Zimmer Holdings, Inc.		12,542	988,937

				14,281,237
HEALTH CARE PROVIDERS		20.4%
AND SERVICES
	Aetna, Inc.		9,075	1,152,979
*	Apria Healthcare Group ,Inc.		3,194	104,763
*	Caremark Rx, Inc.		23,446	916,739
	CIGNA Corporation		9,378	752,584
*	Community Health Systems, Inc.		5,500	159,390
*	Covance, Inc.		3,972	168,810
*	Coventry Health Care, Inc.		5,598	318,545
*	DaVita, Inc.		9,724	408,019
*	Express Scripts, Inc,-Class A		3,920	290,825
*	Gentiva Health Services, Inc.		8,900	141,510
#	HCA, Inc.		20,756	924,057
#	Health Management Associates, Inc.-Class A		13,619	300,708
*	Health Net, Inc.		2,540	73,889
* #	Humana, Inc.		5,682	194,722
*	Laboratory Corporation of America Holdings		8,130	389,020
*	Lincare Holdings, Inc.		6,077	252,196
	Manor Care, Inc.		5,488	189,610
* #	Medco Health Solutions, Inc.		14,820	630,887
*	PacifiCare Health Systems, Inc.		7,670	471,935
* #	Patterson Companies, Inc		6,956	324,010
*	Pharmaceutical Product Development, Inc.		3,218	133,386
	Quest Diagnostics, Inc.		4,496	428,469
*	RehabCare Group, Inc.		2,550	68,901
*	Renal Care Group, Inc.		4,281	163,363
*	Service Corporation International		19,720	136,068
*	Tenet Healthcare Corporation		27,900	277,047
*	Triad Hospitals, Inc.		4,770	194,091
	UnitedHealth Group, Inc.		29,701	2,640,419
	Universal Health Services, Inc. - Class B		3,499	150,597
*	Ventiv Health, Inc.		6,150	143,849
*	Wellpoint Health Networks, Inc.		14,160	1,720,440

				14,221,828
PHARMACEUTICALS		44.3%
	Abbott Laboratories		67,975	3,060,234
	Allergan, Inc.		7,237	549,650
* #	Barr Pharmaceuticals, Inc.		5,418	257,626
	Bristol-Myers Squibb Company		89,052	2,087,379
	Eli Lilly and Company		43,454	2,356,945
*	Forest Laboratories, Inc.		19,583	813,282
* #	IVAX Corporation		13,257	199,253
	Johnson & Johnson		109,700	7,097,590
*	King Pharmaceuticals, Inc.		15,203	159,784
*	MGI Pharma, Inc.		5,300	120,257
	Medicis Pharmaceutical Corporation		3,612	130,393
	Merck & Company Inc.		97,200	2,726,460
#	Mylan Laboratories, Inc.		14,791	245,974
*	Par Pharmaceutical Companies, Inc.		2,220	84,138
	Pfizer,Inc.		278,516	6,728,947
	Schering-Plough Corporation		71,742	1,331,531
*	Sepracor,Inc.		5,189	296,707
	Valeant Pharmaceuticals International		5,336	133,240
* #	Watson Pharmaceuticals, Inc.		6,759	201,621
	Wyeth		59,303	2,350,178

				30,931,189
Total Common Stocks
	(Cost $66,671,940)			69,726,385

SHORT-TERM INVESTMENTS		8.7%

Commercial Paper		2.4%
\	Alcoa, Inc.		515,688	515,651
	2.600%, due 02-01-2005
\	Four Winds Funding		608,976	608,933
	2.550%, due 02-01-2005
\	Morgan Stanley Dean Witter		515,688	515,688
	2.580%, due 02-18-2005			1,640,272

MEDIUM TERM NOTES		1.8%
\	Bear Stearns & Company MTN
	2.600%, due 01-12-2006		515,688	516,184
\	First Tennessee Bank MTN
	2.330%, due 06-07-2005		515,688	515,583
\	Lehman Brothers MTN
	2.590%, due 05-16-2005		257,844	257,844
				1,289,611

MASTER NOTE		0.4%
\	Bear Stearns & Company
	2.650%, due 02-02-2005		257,844	257,844
				257,844

REPURCHASE AGREEMENTS		3.9%
\	Bear Stearns & Company
	Triparty Repurchase Agreement
	2.620%, due 02-01-2005
	collateralized by various Fanniemae Strips,
	due 2024 thru 2033		1,289,220	1,289,220
\	Lehman Brothers Triparty
	Repurchase Agreement
	2.570%, due 02-01-2005
	collateralized by Countrywide Home
	Loans, Series 2003-J13, Class 1A4,
	due 01/25/2034		1,440,706	1,440,706
				2,729,926
MONEY MARKET
	Highmark Diversified Money	0.2%
	Market Fund, Fiduciary Shares		170,545	170,545
Total Short-Term Investments				6,088,198
	(Cost $6,088,198)

TOTAL INVESTMENTS		108.5%		75,814,583
	(Cost $72,760,138)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(8.5)%		(5,917,653)
OTHER LIABILITIES
LESS OTHER ASSETS		(0.0)%		(4,587)

NET ASSETS		100.0%		$69,892,343

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
January 31, 2005

		Number
		of Shares	Market
		or Par Value	Value

COMMON STOCKS -	99.6%
CAPITAL MARKETS	13.5%
Bank of New York Company, Inc.		22,049	$655,076
The Bear Stearns Companies, Inc.		5,367	542,389
The Charles Schwab Corporporation		32,008	359,770
* E*TRADE Financial Corporation		10,290	141,487
Franklin Resources, Inc.		4,065	275,851
The Goldman Sachs Group, Inc.		11,529	1,243,403
Janus Capital Group, Inc.		6,420	95,209
Legg Mason, Inc.		2,904	224,276
Lehman Brothers Holdings, Inc.		10,429	951,020
Mellon Financial Corporation		12,166	357,072
Merrill Lynch & Company, Inc.		23,954	1,438,917
Morgan Stanley		27,692	1,549,644
Northern Trust Corporation		5,549	242,158
State Street Corporation		9,633	431,655
T. Rowe Price Group, Inc.		3,651	218,512

			8,726,439
COMMERCIAL BANKS	28.8%
AmSouth Bancorporation		10,175	253,765
BB&T Corporation		15,822	624,494
Bank of America Corporation		106,472	4,937,107
Banknorth Group, Inc.		4,907	175,965
Comerica, Inc.		4,911	284,150
# Commerce Bancorp, Inc.		2,200	126,588
Compass Bancshares, Inc.		3,452	161,657
# Fifth Third Bancorp		14,200	659,874
First Horizon National Corporation		3,496	148,825
Huntington Bancshares, Inc.		6,157	141,426
KeyCorp		11,717	391,582
M&T Bank Corporation		2,378	243,412
Marshall & Ilsley Corporation		5,485	234,813
Mercantile Bankshares Corporation		2,231	112,956
National City Corporation		16,550	588,353
North Fork Bancorporation, Inc.		12,556	360,357
PNC Financial Services Group		8,106	436,670
Popular, Inc.		6,936	185,052
Regions Financial Corporation		13,274	424,768
SunTrust Banks, Inc.		10,153	731,219
Synovus Financial Corporation		7,428	201,522
TCF Financial Corporation		3,614	101,590
U.S. Bancorp		51,940	1,560,797
Wachovia Corporation		43,597	2,391,295
Wells Fargo & Company		45,488	2,788,414
Zions Bancorporation		5,188	351,850
			18,618,501
CONSUMER FINANCE	5.9%
American Express Company		31,074	1,657,798
# Capital One Financial Corporation		6,858	536,844
MBNA Corporation		31,842	846,360
# Providian Financial Corporation		8,300	138,444
SLM Corporation		12,381	621,403
			3,800,849
DIVERSIFIED FINANCIAL SERVICES	16.8%
# The Chicago Mercantile Exchange		800	171,600
The CIT Group, Inc.		6,059	244,602
Citigroup, Inc.		133,315	6,539,101
JPMorgan Chase & Company		94,678	3,534,330
Principal Financial Group, Inc.		9,015	365,829
			10,855,462
INSURANCE	20.6%
ACE Ltd.		8,161	354,187
AFLAC, Inc.		14,443	570,643
The Allstate Corporation		19,474	982,269
Ambac Financial Group, Inc.		3,159	242,864
American Financial Group, Inc.		9,450	290,965
American International Group, Inc.		60,474	4,008,821
# Aon Corporation		7,383	167,889
The Chubb Corporation		5,465	407,033
# Cincinnati Financial Corporation		4,541	200,349
Everest Re Group, Ltd.		1,542	134,000
Fidelity National Financial, Inc.		4,630	202,887
The Hartford Financial Services Group, Inc.		8,315	559,516
Jefferson-Pilot Corporation		3,862	192,714
Lincoln National Corporation		5,075	234,160
Loews Corporation		3,608	245,344
Marsh & McLennan Companies		14,126	459,095
MBIA, Inc.		4,069	243,082
MetLife, Inc.		11,990	476,603
* Ohio Casualty Corporation		7,000	160,930
Old Republic International Corporation		4,708	109,226
# The Progressive Corporation		5,069	424,022
Prudential Financial, Inc.		14,656	790,105
SAFECO Corporation		3,987	184,598
The St. Paul Travelers Companies, Inc.		19,005	713,448
StanCorp Financial Group, Inc.		1,900	161,500
Torchmark Corporation		3,117	170,188
# UnumProvident Corporation		8,388	144,022
Willis Group Holdings Ltd.		4,100	158,588
XL Capital Ltd. Class A		4,032	301,513
			13,290,561
REAL ESTATE	4.8%
Archstone Communities Trust		5,605	192,251
Avalonbay Communities, Inc.		1,990	133,171
Boston Properties, Inc.		3,050	176,229
Duke Realty Corporation		3,892	121,041
# Equity Office Properties Trust		11,550	323,169
Equity Residential		8,042	253,645
General Growth Properties, Inc.		6,230	197,927
iStar Financial, Inc.		3,100	129,735
Kimco Realty Corporation		2,700	143,046
Plum Creek Timber Company, Inc.		5,186	185,244
ProLogis Trust		5,138	195,963
Public Storage, Inc.		2,500	131,275
Rayonier, Inc.		6,450	287,025
Simon Property Group, Inc.		6,334	375,606
Vornado Realty Trust		3,390	234,385
			3,079,712
THRIFTS AND MORTGAGE FINANCE	9.2%
Bank of the Ozarks, Inc.		3,800	128,022
Countrywide Financial Corporation		16,036	593,332
Fannie Mae		26,614	1,718,732
Freddie Mac		19,186	1,252,654
# Golden West Financial Corporation		8,752	565,554
MGIC Investment Corporation		2,782	177,770
# New York Community Bancorp, Inc.		7,620	135,865
Radian Group, Inc.		2,558	122,631
# Sovereign Bancorp, Inc.		9,827	223,466
Washington Mutual, Inc.		24,546	990,431
			5,908,457

Total Common Stocks
(Cost $57,324,385)			64,279,981

SHORT-TERM INVESTMENTS	5.7%

Commercial Paper	1.6%
\ Alcoa, Inc.
2.600%, due 02-01-2005		296,158	296,136
\ Four Winds Funding
2.550%, due 02-01-2005		349,731	349,707
\ Morgan Stanley Dean Witter
2.580%, due 02-18-2005		296,158	296,158
			942,001
MEDIUM TERM NOTES	1.1%
\ Bear Stearns & Company MTN
2.600%, due 01-12-2006		296,158	296,443
\ First Tennessee Bank MTN
2.330%, due 06-07-2005		296,158	296,098
\ Lehman Brothers MTN
2.590%, due 05-16-2005		148,079	148,079
			740,620
MASTER NOTE	0.2%
\ Bear Stearns & Company
2.650%, due 02-02-2005		148,079	148,079
			148,079
REPURCHASE AGREEMENTS	2.4%
\ Bear Stearns & Company
Triparty Repurchase Agreement
2.620%, due 02-01-2005
collateralized by various Fanniemae Strips,
due 2024 thru 2033
\ Lehman Brothers Triparty		740,394	740,394
Repurchase Agreement
2.570%, due 02-01-2005
collateralized by Countrywide Home
Loans, Series 2003-J13, Class 1A4,
due 01/25/2034		827,392	827,392
			1,567,786
MONEY MARKET
Highmark Diversified Money	0.4%
Market Fund, Fiduciary Shares		253,846	253,846
Total Short-Term Investments			3,652,332
(Cost $3,652,332)

TOTAL INVESTMENTS	105.3%		67,932,313
(Cost $60,976,717)
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN	(5.3)%		(3,398,486)
OTHER ASSETS,
LESS OTHER LIABILITIES	0.0%		4,049

NET ASSETS	100.0%		$64,537,876

*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
January 31, 2005

		Number
		of Shares	Market
		or Par Value	Value

UNDERLYING FUNDS	99.8%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,562,304	$18,372,691
Dow Jones U.S. Health Care 100
Plus Fund - Class F		1,711,043	18,308,170
PSE Tech 100 Index Fund
- Class F		831,202	17,937,322

Total Common Stocks			54,618,183
(Cost $53,102,185)

TOTAL INVESTMENTS	99.8%		54,618,183
OTHER ASSETS
LESS OTHER LIABILITIES	0.2%		110,111

NET ASSETS	100.0%		$54,728,294

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
MANAGED GROWTH

SCHEDULE OF INVESTMENTS
January 31, 2005

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.5%
AUTOS & TRANSPORTATION		7.8%

	C. H. Robinson Worldwide, Inc.		37,850	1,949,275
#	Expeditors International of Washington, Inc.		41,200	2,312,968
#	Gentex Corporation		24,150	816,995
#	Harley-Davidson, Inc.		24,450	1,469,689

				6,548,927
CONSUMER DISCRETIONARY		30.7%
*	Bed Bath & Beyond, Inc.		44,300	1,784,847
* #	Chico's FAS, Inc.		36,700	1,933,356
*	Coach, Inc.		44,400	2,490,840
	The Corporate Executive Board Company		22,300	1,424,970
* #	Dick's Sporting Goods, Inc.		47,500	1,615,000
* #	Electronic Arts, Inc.		40,050	2,576,817
#	Fastenal Company		31,690	1,905,520
*	Getty Images, Inc.		20,500	1,428,850
*	O'Reilly Automotive, Inc.		43,550	1,991,541
* #	Panera Bread Company		39,550	2,017,050
	PETsMART, Inc.		57,025	1,723,866
* #	P.F. Chang's China Bistro, Inc.		22,800	1,267,452
*	Starbucks Corporation		30,150	1,628,100
#	Whole Foods Market, Inc.		22,700	2,029,834

				25,818,043
FINANCIAL SERVICES		11.3%
*	Alliance Data Systems Corporation		37,650	1,634,763
#	The Chicago Mercantile Exchange		8,800	1,887,600
#	Commerce Bancorp, Inc.		20,900	1,202,586
	FactSet Research Systems, Inc.		26,650	1,423,110
* #	Fiserv, Inc.		53,100	2,031,075
*	SunGard Data Systems, Inc.		49,130	1,321,106

				9,500,240
HEALTH CARE		20.0%
#	Cooper Companies, Inc.		21,000	1,610,700
* #	Coventry Health Care, Inc.		37,800	2,150,820
#	Health Management Associates, Inc. - Class A		82,550	1,822,704
*	IDEXX Laboratories, Inc.		32,400	1,879,524
* #	Patterson Companies, Inc.		59,330	2,763,591
*	ResMed, Inc.		24,800	1,272,240
* #	Stericycle, Inc.		34,750	1,787,192
	Stryker Corporation		39,400	1,936,116
#	Varian Medical Systems, Inc.		42,150	1,590,320

				16,813,207
OTHER ENERGY		7.2%
#	Apache Corporation		36,380	1,979,800
#	BJ Services Company		21,200	1,018,660
	Smith International, Inc.		20,650	1,222,480
	XTO Energy, Inc.		51,155	1,836,976

				6,057,916
PRODUCER DURABLES		3.8%
#	Donaldson Company, Inc.		39,375	1,227,712
	National Instruments Corporation		25,700	702,638
	Plantronics, Inc.		35,575	1,323,746

				3,254,096
TECHNOLOGY		18.7%
	Adobe Systems, Inc.		35,050	1,994,345
*	Amdocs Limited		71,600	2,130,100
#	CDW Corporation		27,900	1,632,150
*	Citrix Systems, Inc.		54,050	1,159,372
*	Cognizant Technology Solutions Corporation		53,700	2,035,230
*	Intuit Inc.		24,150	941,850
	L-3 Commmunications Holdings, Inc.		28,350	2,024,474
	Linear Technology Corporation		48,650	1,836,051
*	Zebra Technologies Corporation		38,275	1,949,346

				15,702,918

Total Common Stocks (Cost $60,999,591)				83,695,347

SHORT-TERM INVESTMENTS		40.1%

Commercial Paper		11.0%
\	Alcoa, Inc.
	2.600%, due 02-01-2005		2,907,298	2,907,088
\	Four Winds Funding
	2.550%, due 02-01-2005		3,433,228	3,432,984
\	Morgan Stanley Dean Witter
	2.580%, due 02-18-2005		2,907,298	2,907,298
				9,247,370

Medium Term Notes		8.7%
\	Bear Stearns & Company MTN
	2.600%, due 01-12-2006		2,907,298	2,910,097
\	First Tennessee Bank MTN
	2.330%, due 06-07-2005		2,907,298	2,906,710
\	Lehman Brothers MTN
	2.590%, due 05-16-2005		1,453,649	1,453,649
				7,270,456

Master Note		1.7%
\	Bear Stearns & Company
	2.650%, due 02-02-2005		1,453,649	1,453,649
				1,453,649

Repurchase Agreements		18.3%
\	Bear Stearns & Company
	Triparty Repurchase Agreement
	2.620%, due 02-01-2005
	collateralized by various Fanniemae Strips,
	due 2024 thru 2033		7,268,244	7,268,244
\	Lehman Brothers Triparty
	Repurchase Agreement
	2.570%, due 02-01-2005
	collateralized by Countrywide Home
	Loans, Series 2003-J13, Class 1A4,
	due 01/25/2034		8,122,284	8,122,284
				15,390,528

MONEY MARKET		0.4%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		308,472	308,472

	Total Short-Term Investments			33,670,475
	(Cost $33,670,475)

TOTAL INVESTMENTS		139.6%		117,365,822
	(Cost $23,121,501)
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(39.7)%		(33,362,003)
OTHER ASSETS,LESS OTHER LIABILITIES
		0.1%		85,202
NET ASSETS		100.0%		$84,089,021

*	Non-income producing
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
January 31, 2005

				S&P	Moody's	Market
Par	Decription			Rating	Rating	Value

LONG-TERM TAX-EXEMPT SECURITIES			97.6%
ALABAMA	6.8%
$1,000,000	The Board of Trustees of Alabama Agricultural and			AAA	Aaa	$1,079,510
	Mechanical University Revenue Bonds, Series 1998
	5.00%, due 11-01-2016
1,000,000	City of Tuscaloosa, Alabama, General Obligation Bonds,			AA-	Aa3	1,121,620
	Series 2000, 5.75%, due 01-01-2020

COLORADO	3.4%
1,000,000	City of Westminster, Colorado, Sales and Use Tax Revenue			AA	NR	1,086,330
	Refunding and Improvement Bonds, Series 1997A,
	5.60%, due 12-01-2016

CONNECTICUT	3.5%
1,000,000	City of New Havne, Connecticut General Obligation Bonds Issue			AAA	Aaa	1,137,010
	of 2000, Series B, Prerefunded 11-01-2009 at 101

FLORIDA	1.7%
500,000	Lee County, Florida Transportation Facilities Revenue			AAA	Aaa	544,315
	Refunding Bond, Series B, 5.00%, due 10-01-2020

ILLINOIS	8.2%
1,000,000	Public Building Commission of Chicago Building Revenue Bonds			AAA	Aaa	1,334,530
	Series A of 1990 (Board of Education of the City of
	Chicago), 7.00%, due 01-01-2020
1,000,000	Community Unit School District Number 116, Lake County,			AAA	Aaa	1,309,170
	Illinois (Round Lake) School Bonds, Series 1996,
	7.60%, due 02-01-2014

INDIANA	11.6%
1,500,000	Indiana State Office Building Commission Capitol Complex			AAA	Aaa	1,940,295
	Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
	7.40%, due 07-01-2015
1,500,000	The Indianapolis Local Public Improvement Bond Bank,			AA	NR	1,805,385
	Series 1992D Bonds, 6.75%, due 02-01-2014

MASSACHUSETTS	6.9%
1,000,000	City of Springfield, Massachusetts, General			AAA	Aaa	1,069,150
	Obligation State Qualified Municipal Purpose Loan of
	1998 Bonds, 5.00%, due 11-15-2018
1,000,000	Town of Sterling,Massachusetts General Obligation School			NR	Aaa	1,152,850
	Construction Bonds Unlimited Tax, 6.00%, due 02-15-2020

MICHIGAN	12.1%
500,000	City of Detroit, Michigan, General Obligation Unlimited			AAA	Aaa	553,370
	Tax, Series A-1, 5.375%, due 04-01-2017
1,000,000	Dexter Community Schools Counties of Washtenaw and			AAA	Aaa	1,134,250
	Livingston, State of MI, 1998 School Building and Site Bonds,
	(Unlimited Tax General Obligation), 5.10%, due 05-01-2018
1,000,000	Board of Control of Northern Michigan University,			AAA	Aaa	1,071,460
	General Revenue Bonds, Series 1997, 5.125%,
	due 12-01-2020
1,000,000	Plainwell, Michigan, Community School District			AAA	Aaa	1,134,590
	Building and Site Bond, General Obligation
	5.50%, due 05-01-2015

MINNESOTA	3.4%
1,000,000	Minnesota Public Facilities Authority Water Pollution			AAA	Aaa	1,094,240
	Control Revenue Bonds, Series 2000A, 5.125%,
	due 03-01-2014

MISSOURI	5.4%
460,000	State Environmental Improvement and Energy Resources Authority			NR	Aaa	506,685
	(State of MO), Water Pollution Control & Drinking Water
	Revenue Bonds, Series 1999A, 5.25%, due 01-01-2004
540,000	State Environmental Improvement & Energy Resources Authority			NR	Aaa	600,734
	(State of MO), Water Pollution Control & Drinking Water Reveue
	Bonds, Series 1999A, 5.25%, Prerefunded 07-01-2009 at 101
265,000	State Environmental Improvement and Energy Resources Authority			NR	Aaa	299,193
	(State of MO), Water Pollution Control & Drinking Water
	Revenue Bonds, Series 2000B, 5.625%, due 07-01-2015
285,000	State Environmental Improvement and Energy Resources Authority			NR	Aaa	324,627
	(State of MO), Water Pollution Control & Drinking Water
	Revenue Bonds, Series 2000B, 5.625%, Prerefunded 10-01-2010 at 100

NEW YORK	1.7%
500,000	New York State Dormitory Authority Presbyterian Hospital			AAA	Aaa	558,370
	Revenue, Series A, 5.25%, due 08-15-2019

OKLAHOMA	3.6%
1,000,000	Tulsa Industrial Authority Revenue and Refunding Bonds,			AAA	Aaa	1,172,330
	(The University of Tulsa) Series 1996A, 6.00%, due 10-01-2016

PENNSYLVANIA	5.6%
700,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue			AAA	Aaa	725,214
	Bonds, 5.50%, due 08-01-2014
1,000,000	Public Auditorium Authority of Pittsburgh and Allegheny County			AAA	Aaa	1,076,490
	(Allegheny County, PA), Hotel Room Excise Tax Revenue
	Bonds, Series of 1999, 5.00%, due 02-01-2017

TENNESSEE	6.6%
1,000,000	Harpeth Valley Utilities District of Davidson and			AAA	Aaa	1,062,740
	Williamson Counties, TN, Utilities Improvement Revenue
	Bonds, Series 1998, 5.05%, due 09-01-2020
1,000,000	Shelby County, Tennessee, General Obligation Public			AA+	Aa2	1,065,880
	Improvement and School Bonds, 2001 Series A, 5.00%,
	due 04-01-2020

TEXAS	6.7%
1,000,000	City of San Antonio, Texas, (Bexar County), Water System			AA-	Aa3	1,127,340
	Revenue and Refunding Bonds, Series 1999, 5.75%,
	due 05-15-2013
1,000,000	Texas Water Development Board State Revolving Fund Senior			AAA	Aaa	1,049,630
	Lien Revenue Bonds, Program Series 1997B, 5.00%,
	due 07-15-2019

WASHINGTON	3.3%
1,000,000	The City of Seattle, Washington, Water System			AA	Aa2	1,080,540
	Revenue Bonds, 1999, 5.25%, due 03-01-2013

WISCONSIN	3.7%
1,000,000	Marinette County, Wisconsin, General Obligation Refunding			NR	Aaa	1,178,500
	Bonds, 6.50%, due 09-01-2018

WYOMING	3.4%
1,000,000	The Trustees of the University of Wyoming Facilities			AAA	Aaa	1,096,030
	Improvement and Refunding Revenue Bonds,
	Series 1999, 5.50%, due 06-01-2019

Total Long-Term Tax-Exempt Securities (Cost $29,059,079)						31,492,378

SHORT TERM INVESTMENTS			1.3%
DEMAND NOTE	1.2%
400,000	California State Department of Water, Power Supply Revenue					400,000
	Variable, reset daily, 1.76%, due 05-01-2022

Money Market	0.1%
43,233	AIM Tax-Free Investment Co.-Cash Reserve Portfolio					43,233
	Private Class

Total Short-Term Investments						443,233
	(Cost $443,233)

TOTAL INVESTMENTS		98.9%				31,935,611
	(Cost $ 29,502,312)
OTHER ASSETS, LESS OTHER LIABILITIES		1.1%				343,366

NET ASSETS		100.0%				$32,278,977

NORTH TRACK FUNDS, INC.
GOVERNMENT

SCHEDULE OF INVESTMENTS
January 31, 2005

	Principal				Interest			Market
	Amount		Decription		Rate		Maturity	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS				97.9%

U.S. GOVERNMENT OBLIGATIONS				71.2%
	$1,500,000	U.S. Treasury Note			3.500%		08/15/09	$1,491,445
	850,000	U.S. Treasury Note			3.125%		04/15/09	834,428
	500,000	U.S. Treasury Note			5.625%		05/15/08	533,243
#	750,000	U.S. Treasury Note			2.625%		05/15/08	730,518
#	1,100,000	U.S. Treasury Note			3.000%		11/15/07	1,088,743
	1,000,000	U.S. Treasury Note			3.250%		08/15/07	997,735
	550,000	U.S. Treasury Note			6.625%		05/15/07	589,918
#	1,650,000	U.S. Treasury Note			4.375%		05/15/07	1,688,415
#	1,300,000	U.S. Treasury Note			2.250%		02/15/07	1,274,204
#	1,200,000	U.S. Treasury Note			3.500%		11/15/06	1,206,001
#	1,100,000	U.S. Treasury Note			2.375%		08/15/06	1,087,496
#	1,100,000	U.S. Treasury Note			4.625%		05/15/06	1,121,786
#	1,400,000	U.S. Treasury Note			2.000%		05/15/06	1,381,954
#	750,000	U.S. Treasury Note			5.625%		02/15/06	770,479
#	1,300,000	U.S. Treasury Note			5.750%		11/15/05	1,328,895

Total U.S. Government Obligations								16,125,260

AGENCY OBLIGATIONS				26.7%
Government National Mortgage Association
	763,059	Series 2003-7, Class ON			4.000%		01/16/28	767,341
	50,000	Series 2004-5, Class AC			3.377%		01/16/23	49,035
	455,534	Series 2003-43, Class A			2.709%		07/16/21	443,859
	81,621	Pool 497338			6.000%		12/15/18	85,444
	1,000,000	Series 2003-96, Class B			3.607%		08/16/18	990,051
	528,665	Pool 3385			5.500%		05/20/18	549,006
	122,881	Series 2004-78, Class A			3.590%		11/16/17	121,707
	39,653	Pool 427544			6.000%		12/15/16	41,751
	100,822	Pool 3088			6.500%		05/20/16	106,981
	74,286	Pool 3077			7.000%		04/20/16	78,802
	119,756	Pool 2871			5.500%		12/20/14	124,585
	319,103	Pool 416456			6.000%		12/15/13	336,209
	264,481	Pool 780852			6.500%		09/15/13	281,516
Small Business Association
	116,043	Pool 505342			4.625%	a	02/25/26	121,665
	201,783	Pool 505310			5.125%	b	11/25/25	215,076
	743,204	Pool 505364			5.125%	c	08/25/20	785,271
	105,801	Pool 504847			5.125%	c	12/25/11	109,488
	410,481	Pool 505484			5.625%	d	12/25/10	427,767
Federal Home Loan Mortgage Corporation
	395,004	PAC Series 20, Class H			5.500%		10/25/23	401,960
Total Agency Obligations								6,037,514

Total U.S. Government and Agency Obligations (Cost $22,246,768)								22,162,774

SHORT-TERM INVESTMENTS				19.9%

COMMERCIAL PAPER				5.4%
\	383,089	Alcoa, Inc.			2.600%		02/01/05	383,061
\	452,390	Four Winds Funding			2.550%		02/01/05	452,358
\	383,089	Morgan Stanley Dean Witter			2.580%		02/18/05	383,089
								1,218,508

MEDIUM TERM NOTES				4.2%
\	383,089	Bear Stearns & Company MTN			2.600%		01/12/06	383,458
\	383,089	First Tennessee Bank MTN			2.330%		06/07/05	383,012
\	191,544	Lehman Brothers MTN			2.590%		05/16/05	191,544
								958,014

MASTER NOTE				0.8%
\	191,544	Bear Stearns & Company			2.650%		02/02/05	191,544
								191,544

REPURCHASE AGREEMENTS				9.0%
\	957,722	Bear Stearns & Company
		Triparty Repurchase Agreement			2.620%		02/01/05	957,722
		collateralized by various Fanniemae Strips,
		due 2024 thru 2033
\	1,070,258	Lehman Brothers Triparty
		Repurchase Agreement			2.570%		02/01/05	1,070,258
		collateralized by Countrywide Home
		Loans, Series 2003-J13, Class 1A4,
		due 01/25/2034
								2,027,980

MONEY MARKET				0.5%
	110,427	Highmark 100% Treasury Money Market Fund
		Fiduciary Shares						110,427

		Total Short-Term Investments						4,506,473
		(Cost $4,506,473)

TOTAL INVESTMENTS				117.8%				26,669,247
(Cost $26,753,241)
LESS COLLATERAL HELD FOR SECURITIES
ON LOAN				(19.4)%				(4,396,046)
OTHER ASSETS, LESS LIABILITIES				1.6%				365,188
NET ASSETS				100.0%				$22,638,389

#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

a	Variable rate at prime less 62.5 basis points, reset calendar quarters
b	Variable rate at prime less 12.5 basis points, reset monthly
c	Variable rate at prime less 12.5 basis points, reset calendar quarters
d	Variable rate at prime plus 37.5 basis points, reset calendar quarters

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
January 31, 2005

		Principal
Decription		Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES	97.3%

ALASKA	0.1%
Alaska State Housing Authority , New Public Housing
3.625%, due 04-01-2005		$145,000	$145,365

ARKANSAS	0.4%
Hot Springs, Arkansas, New Public Housing Authority,
5.125%, due 06-01-2007		540,000	572,978

GEORGIA	0.5%
Atlanta, Georgia, New Public Housing Authority,
5.00%, due 05-01-2007		325,000	343,271
Augusta, Georgia, New Public Housing Authority,
3.75%, due 04-01-2007		75,000	77,102
Macon, Georgia, New Public Housing Authority,
4.00%, due 11-01-2007		65,000	67,727
Newnan, Georgia, New Public Housing Authority,
5.00%, due 04-01-2012		250,000	268,137

GUAM	3.5%
Guam Power Authority Revenue Bonds, 1999 Series A,
5.125%, due 10-01-2029		5,000,000	5,215,250
5.25%, due 10-01-2009		250,000	275,202

ILLINOIS	1.5%
Chicago, Illinois, New Public Housing Authority,
3.625%, due 06-01-2006		515,000	524,337
Peoria, Illinois, New Public Housing Authority,
5.00%, due 06-01-2012		300,000	321,768
4.875%, due 10-01-2008		1,380,000	1,479,995

INDIANA	0.3%
Indianapolis, Indiana, New Public Housing Authority,
5.125%, due 12-01-2006		400,000	420,644

KANSAS	0.2%
Kansas City, Kansas, New Public Housing Authority
4.875%, due 02-01-2005		335,000	335,000

LOUISIANA	0.1%
East Baton Rouge, Louisianna, New Public Housing Authority,
3.75%, due 08-01-2005		105,000	105,884

MASSACHUSETTS	0.7%
Massachusetts State Housing Finance Agency, Multi-Family
Housing Bonds, First Issue, 1979 Series A,
(Escrowed to Maturity) 7.00%, due 04-01-2021		870,000	1,162,242

MICHIGAN	0.1%
Monroe, Michigan, New Public Housing
Authority, 5.125%, due 09-01-2005		100,000	101,767
Port Huron, Michigan, New Public Housing Authority,
4.00%, due 04-01-2008		75,000	78,244

NEVADA	0.2%
Las Vegas, Nevada, New Public Housing Authority,
5.00%, due 01-01-2012		255,000	273,503

NEW JERSEY	0.3%
Newark, New Jersey, New Public Housing Authority,
5.25%, due 04-01-2009		285,000	305,657
4.50%, due 04-01-2008		250,000	264,630

NEW YORK	0.4%
New York, New York, New Public Housing Authority,
5.375%, due 01-01-2012		200,000	214,508
5.00%, due 01-01-2012		200,000	214,512
5.25%, due 04-01-2010		225,000	241,312

NORTH CAROLINA	0.4%
Durham, North Carolina, New Public Housing Authority,
5.00%, due 02-01-2012		400,000	429,036
5.125%, due 12-01-2013		210,000	225,017

NORTH DAKOTA	0.3%
Burleigh County, North Dakota, New Public Housing Authority,
4.875%, due 01-01-2010		185,000	198,409
4.875%, due 01-01-2009		200,000	214,492

N MARIANA ISLANDS	0.0%
Commonwealth of the Northern Mariana Islands General
Obligation Bonds, Series 1999A, (Public School System
Projects), 5.125%, due 10-01-2008		100,000	107,708

OHIO	0.8%
Youngstown, Ohio, New Public Housing Authority,
5.00%, due 05-01-2012		300,000	321,768
5.00%, due 05-01-2011		500,000	536,270
4.875%, due 05-01-2010		200,000	214,506
4.875%, due 05-01-2009		250,000	268,122

OREGON	0.1%
Portland, Oregon, New Public Housing Authority,
5.375%, due 02-01-2007		100,000	105,740

PENNSYLVANIA	0.4%
Allentown, Pennsylvania, New Public Housing Authority,
4.875%, due 05-01-2011		270,000	289,588
Clinton County, Pennsylvania, New Public Housing Authority,
5.25%, due 11-01-2007		200,000	214,498
Lackawanna County, Pennsylvania, New Public
Housing Authority, 5.75%, due 05-01-2005		100,000	100,898
York, Pennsylvania, New Public Housing
Authority, 5.00%, due 08-01-2005		100,000	101,454

PUERTO RICO	5.9%
Commonwealth of Puerto Rico Public Improvement Revenue
Refunding, Unrefunded Balance.
5.125%, due 07-01-2030		1,215,000	1,292,286
5.25%, due 07-01-2027		755,000	807,880

Commonwealth of Puerto Rico Public Imrpovement Revenue
Refunding
5.125%, prerefunded 07-01-2011 at 100		1,975,000	2,207,082
5.25%, prerefunded 07-01-2011 at 100		1,205,000	1,355,300

Commonwealth of Puerto Rico General Obligation Unlimited,
5.375%, prerefunded 07/01/2007 at 101.5		340,000	368,618

Commonwealth of Puerto Rico General Obligation Unlimited,
Series A, 5.50%, due 07-01-2020		1,000,000	1,202,090

Commonwealth of Puerto Rice Highway & Transportation
Grant Antic Revenue 5.00%, due 09-15-2020		780,000	854,037

Commonwealth of Puerto Rice Highway & Transportation
Series E, 5.50%, due 07/01/2023		1,000,000	1,202,860

SOUTH CAROLINA	0.1%
Marion, South Carolina, New Public Housing Authority,
4.875%, due 09-01-2010		200,000	214,506

TENNESSEE	0.1%
Nashville, Tennessee, New Public Housing Authority,
5.00%, due 08-01-2010		190,000	203,786

TEXAS	0.4%
Waco, Texas, New Public Housing Authority,
4.875%, due 12-01-2012		200,000	214,510
4.875%, due 12-01-2009		340,000	364,647
4.875%, due 12-01-2006		100,000	104,716

VIRGIN ISLANDS	1.5%
Virgin Islands Water and Power Authority Revenue Bonds,
Electric System Revenue,
5.00%, due 07-01-2010		470,000	516,370
5.00%, due 07-01-2009		1,500,000	1,634,700

Virgin Islands Water and Power Authority Revenue Bonds,
Water System Revenue, 5.25%, due 07-01-2012		255,000	281,326

WISCONSIN	79.0%
Appleton, Wisconsin, Redevelopment Authority,
Fox Cities Performing Arts Project,
4.85%, due 09-01-2019		435,000	454,397
4.75%, due 09-01-2017		360,000	377,806

Ashland, Wisconsin, Housing Authority Student Housing
Revenue, Northland College Project, 5.10%, due 04-01-2018		500,000	509,455

Ashwaubenon, Wisconsin, Community Development
Authority Lease Revenue, Arena Project, Series A,
5.80%, prerefunded 06-01-2009 at 100		1,320,000	1,487,746
5.70%, prerefunded 06-01-2009 at 100		350,000	393,057
5.60%, prerefunded 06-01-2009 at 100		100,000	111,896
5.20%, prerefunded 06-01-2009 at 100		200,000	220,544

Ashwaubenon, Wisconsin, Community Development
Authority Lease Revenue Refunding, Arena Project,
5.00%, due 06-01-2023		900,000	954,279
5.20%, due 06-01-2022		500,000	546,050
5.05%, due 06-01-2019		1,005,000	1,083,310
4.70%, due 06-01-2015		500,000	532,475

Clintonville, Wisconsin, Redevelopment Authority
Lease Revenue Bonds, 4.40%, due 06-01-2021		75,000	76,492
Lease Revenue Bonds, 4.30%, due 06-01-2020		75,000	76,266
Lease Revenue Bonds, 4.25%, due 06-01-2019		75,000	76,036

Cudahy, Wisconsin Community Development Authority
Redevelopment Lease Revenue, dated 08-01-1999
5.125%, due 06-01-2019		1,595,000	1,687,000
5.10%, due 06-01-2017		2,430,000	2,570,746
5.00%, due 06-01-2014		215,000	228,459
4.70%, due 06-01-2009		150,000	160,020

Cudahy, Wisconsin, Community Development Authority,
Redevelopment Lease Revenue, dated 12-01-2002
4.00%, due 06-01-2012		100,000	103,793

Cudahy, Wisconsin Community Development Authority
Redevelopment Lease Revenue, dated 11-01-2003
3.65%, due 06-01-2013		200,000	201,712
3.30%, due 06-01-2011		175,000	175,492
3.00%, due 06-01-2010		125,000	124,266

Cudahy, Wisconsin Community Development Authority Lease
Revenue Refunding, Series 2005,
3.25%, due 06-01-2011		250,000	249,992
3.00%, due 06-01-2010		250,000	248,532

Eau Claire, Wisconsin Housing Authority Housing Revenue
Refunding, London Hill Townhouses Project, Series A,
6.25%, due 05-01-2015		645,000	645,535

Glendale, Wisconsin Community Development Authority Lease
Revenue, Tax Increment District No. 7, Series A,
5.40%, prerefunded 09-01-2008 at 100		3,275,000	3,578,068
5.30%, prerefunded 09-01-2008 at 100		100,000	108,915

Glendale, Wisconsin Community Development Authority Lease
Revenue, Tax Increment District No. 7,
4.875%, due 09-01-2019		1,000,000	1,046,020
4.75%, due 09-01-2017		1,250,000	1,311,825
4.55%, due 09-01-2014		1,000,000	1,047,570

Glendale, Wisconsin Community Development Authority Lease
Revenue Refunding, Tax Increment District No. 7,
4.50%, due 09-01-2018		2,000,000	2,063,440
4.35%, due 09-01-2016		1,000,000	1,025,290

Glendale, Wisconsin Community Development Authority Lease
Revenue Refunding, Tax Increment District No. 6,
5.00%, due 10-01-2019		50,000	52,836
5.00%, due 10-01-2018		50,000	53,166

Glendale, Wisconsin Community Development Authority Lease
Revenue, Series 2004A, (Bayshore Public Parking Facility),
5.00%, due 10-01-2024		1,500,000	1,600,545

Grant County, Wisconsin Housing Authority Revenue
Refunding, Orchard Manor Project,
5.35%, due 07-01-2026		1,000,000	1,021,490
5.25%, due 07-01-2018		500,000	511,240

Green Bay/Brown County Professional Football Stadium
District Sales Tax Revenue, Lambeau Field Renovation Project
5.00%, due 02-01-2019		2,500,000	2,651,225
4.90%, due 02-01-2016		1,000,000	1,065,090
4.85%, due 02-01-2015		1,020,000	1,088,197

Green Bay, Wisconsin Redevelopment Authority
Revenue, Bellin Memorial Hospital Project, Series A,
5.50%, due 02-15-2021		400,000	413,404

Green Bay, Wisconsin Redevelopment Authority
Lease Revenue, Convention Center Project, Series A,
5.10%, due 06-01-2029		1,000,000	1,033,620

Green Bay, Wisconsin Housing Authority Housing Revenue
Refunding Student Housing, University Village Housing Project
6.00%, due 04-01-2017		150,000	150,618

Green Bay, Wisconsin Housing Authority Housing Revenue
Student Housing, University Village Housing Project, Series A
5.12%, due 04-01-2021		75,000	76,844

Jackson, Wisconsin Community Development Authority Revenue Refunding,
5.10%, due 12-01-2017		725,000	743,096
4.90%, due 12-01-2013		100,000	104,670
4.35%, due 12-01-2008		100,000	103,743

Johnson Creek, Wisconsin, Community Development
Authority, Lease Revenue Bond, Tax Incremental District # 2,
4.85%, due 12-01-2022		200,000	211,006

Kenosha, Wisconsin Housing Authority Multifamily Housing
Revenue, GNMA Collateralized, Villa Ciera Project, Series A,
6.00%, due 11-20-2041		1,000,000	1,052,590

Lake Delton, Wisconsin, Community Development
Authority Multifamily Revenue, GNMA Collateralized, Woodland
Park Project, 5.40%, due 02-20-2043		350,000	361,322

Little Chute, Wisconsin Community Development
Authority Lease Revenue,
5.625%, prerefunded 03-01-2006 at 100		500,000	517,585

Little Chute, Wisconsin Community Development
Authority Lease Revenue Refunding Bond, Series 2004,
4.35%, due 03-01-2018		200,000	206,664
4.25%, due 03-01-2017		200,000	206,230

Madison, Wisconsin Community Development Authority
Student Housing Revenue, Edgewood College Project,
6.25%, due 04-01-2014		1,435,000	1,441,529

Madison, Wisconsin Community Development Authority
Fluno Center Project
5.00%, due 11-01-2020		3,050,000	3,176,087
4.10%, due 11-01-2008		40,000	41,914

Madison, Wisconsin Community Development Authority
Revenue, Meriter Retirement Services, Inc. Project,
6.125%, due 12-01-2019		1,500,000	1,506,015

Madison, Wisconsin, Community Development Authority Lease
Revenue, Monona Terrace Community Project,
6.10%, prerefunded 03-01-2005 at 100		1,000,000	1,003,200
5.90%, prerefunded 03-01-2005 at 100		365,000	366,113

Madison, Wisconsin Community Development Authority Revenue
Quarters, 2nd Mortgage,
5.875%, (variable after 07-01-2011), due 07-01-2016		205,000	203,895

Medford, Wisconsin Community Development Lease Revenue
Refunding, Series 2004A,
4.60%, due 12-01-2021		245,000	251,453
4.55%, due 12-01-2020		230,000	235,387
4.25%, due 12-01-2019		220,000	224,510

Middleton, Wisconsin Community Development Authority Lease
Revenue, Series A,
4.55%, due 10-01-2018		500,000	522,670
4.35%, due 10-01-2017		1,630,000	1,690,131
2.90%, due 10-01-2007		100,000	100,380

Milwaukee, Wisconsin Redevelopment Authority
Development Revenue Refunding Marquette University Project,
4.35%, due 11-01-2018		500,000	514,890
4.25%, due 11-01-2017		1,000,000	1,029,900
4.15%, due 11-01-2016		1,275,000	1,310,674

Milwaukee, Wisconsin Redevelopment Authority
Revenue Bonds, Milwaukee Public Schools
Neighborhood Schools Initiative,
4.125%, due 08-01-2018		2,000,000	2,032,260
4.10%, due 08-01-2017		1,000,000	1,021,600
4.00%, due 08-01-2016		1,000,000	1,019,500
3.80%, due 08-01-2014		1,000,000	1,018,190
3.65%, due 08-01-2013		2,000,000	2,029,240
3.25%, due 08-01-2011		1,000,000	1,004,660
4.00%, due 08-01-2010		50,000	52,438

Milwaukee, Wisconsin, Redevelopment Authority
Milwaukee School of Engineering Project, Series B
3.50%, due 07-01-2009		250,000	255,747

Milwaukee, Wisconsin Redevelopment Authority
Mortgage Revenue Refunding Schlitz Park Project, Series A
5.50%, due 01-01-2017		2,820,000	2,821,241

Milwaukee, Wisconsin Redevelopment Authority
Mortgage Revenue Refunding Schlitz Park Project, Series B
5.60%, due 01-01-2015		2,190,000	2,226,726

Milwaukee, Wisconsin Redevelopment Authority
Revenue Summerfest Project,
4.95%, due 08-01-2020		1,250,000	1,329,825
4.85%, due 08-01-2017		500,000	530,260
4.80%, due 08-01-2016		500,000	531,195
4.70%, due 08-01-2015		500,000	527,745

Milwaukee, Wisconsin, Redevelopment Authority
Development Revenue Refunding, 2430 West Wisconsin Avenue Project
3.60%, due 03-01-2014		310,000	310,707
3.50%, due 03-01-2013		645,000	646,477
3.40%, due 03-01-2012		480,000	481,550
3.25%, due 03-01-2011		500,000	499,445
3.00%, due 03-01-2010		230,000	230,212

Milwaukee, Wisconsin Redevelopment Authority
Development Revenue Refunding
YMCA of Metropolitan Milwaukee Inc., Project
5.10%, due 12-01-2023		1,000,000	1,016,770

Milwaukee, Wisconsin Redevelopment Authority
Revenue YWCA of Greater Milwaukee Project, Series A,
5.30%, due 06-01-2029		1,800,000	1,867,374
5.25%, due 06-01-2019		430,000	447,320

Milwaukee, Wisconsin Redevelopment Authority
Revenue YWCA of Greater Milwaukee Project, Series B,
5.20%, due 06-01-2029		355,000	368,330
5.15%, due 06-01-2019		200,000	208,756

Muskego, Wisconsin, Community Development
Authority Community Development Lease Revenue
Bonds, Series 2003,
4.00%, due 06-01-2018		75,000	74,537
3.90%, due 06-01-2017		110,000	109,039
3.80%, due 06-01-2016		100,000	98,547

Neenah, Wisconsin Community Development Authority Lease
Revenue, Series 2004A,
4.70%, due 12-01-2028		1,250,000	1,274,588
5.125%, due 12-01-2023		1,000,000	1,077,140
4.30%, due 12-01-2020		1,000,000	1,025,770

New Berlin, Wisconsin Housing Authority Revenue
Refunding, Apple Glen Project, Series A,
6.70%, due 11-01-2017		1,210,000	1,211,597

New Berlin Wisconsin Housing Authority Revenue
Capital Appreciation, Apple Glen Project, Series A,
Zero %, due 05-01-2010		70,000	51,235
Zero %, due 11-01-2009		65,000	49,080
Zero %, due 05-01-2009		70,000	54,511
Zero %, due 11-01-2007		65,000	56,067
Zero %, due 05-01-2007		70,000	62,069

Oak Creek, Wisconsin Housing Authority Revenue
Refunding, Wood Creek Project,
5.625%, due 07-20-2029		2,205,000	2,209,829
5.50%, due 07-20-2019		1,000,000	1,002,100

Oak Creek, Wisconsin Housing Authority Revenue
Capital Appreciation, Wood Creek Project,
Zero %, due 01-20-2014		60,000	36,112
Zero %, due 07-20-2013		125,000	77,675
Zero %, due 01-20-2013		125,000	79,895
Zero %, due 01-20-2012		65,000	43,799
Zero %, due 07-20-2011		125,000	86,705
Zero %, due 01-20-2011		125,000	89,194
Zero %, due 07-20-2007		50,000	43,171

Oconto Falls, Wisconsin Community Development
Authority Development Revenue,
8.125%, due 12-01-2022		1,400,000	1,131,536

Oconto Falls, Wisconsin Community Deveopement
Authority Revenue, Oconto Falls Tissue, Inc. Project,
7.75%, due 12-01-2022		800,000	635,648

Onalaska, Wisconsin, Community Development
Authority Lease Revenue,
4.15%, due 10-01-2016		200,000	207,964
4.00%, due 10-01-2015		100,000	103,477
3.90%, due 10-01-2014		100,000	103,114
3.65%, due 10-01-2012		100,000	102,964

Oostburg, Wisconsin, Community Development Authority Lease
Revenue,
4.40%, due 05-01-2022		110,000	111,131
4.35%, due 05-01-2021		105,000	106,155

Oshkosh, Wisconsin Housing Authority Revenue,
GNMA Collateralized, VNA Assisted Living, Inc.Project
5.75%, due 09-20-2038		1,260,000	1,283,121
5.45%, due 09-20-2017		125,000	127,329

Southeast Wisconsin Professional Baseball Park
District Leaque Capital Appreciation Certificate or Participation,
Zero %, due 12-15-2017		1,000,000	591,720
Zero %, due 12-15-2015		970,000	634,128

Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue, Series 1996,
5.80%, prerefunded 03-13-2007 at 101		280,000	302,490
5.70%, prerefunded 03-13-2007 at 101		150,000	161,741
5.75%, prerefunded 03-13-2007 at 101		1,095,000	1,181,823
5.45%, prerefunded 03-13-2007 at 101		50,000	53,649

Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Refunding Bonds, Series 1998A,
5.50%, due 12-15-2018		250,000	293,990

Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Refunding, Junion Lien, Series B
5.50%, due 12-15-2009		615,000	687,361

Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue,
5.875%, prerefunded 12-15-2009 at 100		135,000	153,495

Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue Refunding, Series A,
5.50%, due 12-15-2026		2,185,000	2,567,856

Southeast Wisconsin Professional Baseball Park
District Sales Tax Revenue, Series 2001A,
5.100%, due 12-15-2029		170,000	177,948

Schofield, Wisconsin, Community Development
Authority, Redevelopment Lease Revenue Refunding
Bond, Series 2004,
4.60%, due 10-01-2017		100,000	104,351
4.50%, due 10-15-2015		100,000	104,373

Sheboygan, Wisconsin Housing Authority Multifamily
Revenue Refunding, GNMA Collateralized, Lake Shore
Apartments Project, Series A, 5.10%, due 11-20-2026		1,000,000	1,010,190

Shorewood Wisconsin Community Development
Authority Lease Revenue Refunding, Arena Project,
4.35%, due 12-01-2006		150,000	155,087

Slinger, Wisconsin Redevelopment Authority
Lease Revenue Refunding, 4.70%, due 09-01-2012		400,000	411,128

Sturgeon Bay, Wisconsin Waterfront Redevelopment
Authority Lease Revenue Series A, 5.20%,
due 10-01-2021		1,000,000	1,049,470

Sturgeon Bay,Wisconsin Waterfront Redevelopment
Authority Lease Revenue Series B-ACA-CBI,
5.00%, due 10-01-2017		1,000,000	1,021,040
5.15%, due 10-01-2020		500,000	510,995

Sun Prairie, Wisconsin Community Development
Authority Lease Revenue, Series 2003,
4.50%, due 08-01-2021		150,000	156,014
4.40%, due 08-01-2020		150,000	155,598

Sussex, Wisconsin Community Development
Authority Revenue, 6.10%, prerefunded
04-01-2015 at 100		600,000	603,882

Verona, Wisconsin Community Development
Authority Lease Revenue, Series A,
5.50%, due 06-01-2017		445,000	461,274

Verona, Wisconsin, Community Development
Authority, Community Development Lease Revenue,
2004 Series, 4.85%, due 02-01-2022		200,000	210,420
2004 Series, 4.80%, due 02-01-2020		100,000	104,991

Verona, Wisconsin, (Dane County), Community
Development Authority, Community Development
Lease Revenue Bonds,
4.25%, due 12-01-2021		50,000	50,401
4.20%, due 12-01-2020		50,000	50,255
4.00%, due 12-01-2018		50,000	50,146
3.90%, due 12-01-2017		100,000	99,596
3.80%, due 12-01-2016		100,000	99,430

Walworth County, Wisconsin Housing Authority Housing
Revenue, FHA, Kiwanis Heritage Senior Apartments Project,
5.70%, due 03-01-2039		460,000	469,683

Watertown, Wisconsin Community Development
Authority Redevelopment Lease Revenue, Series A,
5.00%, due 05-01-2018		750,000	766,215
4.80%, due 05-01-2008		75,000	78,405

Waukesha, Wisconsin Housing Authority Revenue
Refunding, Oak Hills Terrace Project,
5.45%, due 06-01-2027

Waukesha, Wisconsin Redevelopment Authority		2,000,000	2,009,640
Development Revenue, GNMA Collateralized,
Avalon Square, Inc. Project,
5.00%, due 06-20-2021		1,000,000	1,058,880

Waupaca, Wisconsin, Community Development Authority,
Community Lease Revenue Bond, Series A,
4.60%, due 04-01-2017		300,000	316,269
4.50%, due 04-01-2016		100,000	104,895

Waupaca, Wisconsin, Community Development
Authority, Lease Revenue, Series 2003A,
4.20%, due 04-01-2014		100,000	103,277
4.40%, due 04-01-2016		200,000	206,076
4.50%, due 04-01-2017		200,000	207,036

Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
Refunding, Hawthorne Terrace Project, Series A,
Zero %, due 11-01-2010		100,000	72,125
Zero %, due 05-01-2010		105,000	77,916
Zero %, due 11-01-2009		100,000	76,559
Zero %, due 05-01-2009		105,000	82,681
Zero %, due 11-01-2008		100,000	81,496
Zero %, due 05-01-2008		105,000	87,941
Zero %, due 05-01-2006		105,000	98,490
Zero %, due 11-01-2005		100,000	96,608
Zero %, due 05-01-2005		70,000	69,207

Wauwatosa, Wisconsin Housing Authority Revenue
Refunding, Hawthorne Terrace Project, Series A,
6.70%, due 11-01-2022		495,000	495,144
6.70%, due 11-01-2019		1,060,000	1,070,748

Wauwatosa, Wisconsin Redevelopment Authority
Lease Revenue,
5.65%, due 12-01-2015		750,000	811,095
4.95%, due 12-01-2005		135,000	138,092

Weston, Wisconsin Community Development Lease Revenue,
Series 2004A,
4.70%, due 10-01-2021		1,230,000	1,279,360
4.40%, due 10-01-2018		500,000	513,450
4.25%, due 10-01-2017		200,000	204,126
4.10%, due 10-01-2016		500,000	505,550

Weston, Wisconsin Community Development Lease Revenue
Series 2004B,
4.75%, due 10-01-2023		140,000	144,819
4.75%, due 10-01-2022		130,000	135,100

Weston, Wisconsin Community Development
Authority Lease Revenue,
4.45%, due 10-01-2019		500,000	511,895
4.35%, due 10-01-2018		500,000	510,475

Winnebago Counth, Wisconsin Housing Authority 1st Mortgage
Revenue Refunding, Section 8 Assisted Housing Project,
5.625%, due 05-01-2010		135,000	130,095
5.625%, due 05-01-2009		125,000	121,345
5.625%, due 05-01-2008		120,000	117,266
5.625%, due 05-01-2007		115,000	113,764
5.625%, due 05-01-2006		105,000	104,474
5.625%, due 05-01-2005		100,000	99,917

Winnebago County, Wisconsin Housing Authority Housing
Revenue, Series A,
7.125%, due 03-01-2022		380,000	380,399
6.875%, due 03-01-2012		165,000	165,160

Wisconsin Center District Capital Appreciation Senior
Dedicated Tax Revenue,
Zero %, due 12-15-2026		2,500,000	882,325

Wisconsin Center District Junior Dedicated Tax Revenue
Refunding,
5.25%, due 12-15-2023		1,010,000	1,162,954

Wisconsin Center District Junior Dedicated Tax Revenue,
Series B,
5.75%, prerefunded 12-15-2006 at 101		3,590,000	3,849,342
5.70%, prerefunded 12-15-2006 at 101		3,210,000	3,438,969

Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue,
5.00%, due 09-01-2024		110,000	117,849

Wisconsin Housing Finance Authourity Revenue,
6.10%, prerefunded 10-01-2017 at 100		1,315,000	1,538,129
6.10%, prerefunded 12-01-2017 at 100		1,240,000	1,450,403

Wrightstown, Wisconsin Community Development
Authority Revenue,
6.00%, prerefunded 06-01-2008 at 100		300,000	332,202

Total Long-Term Tax-Exempt Securities (Cost $147,677,724)			154,287,023

SHORT TERM TAX-EXEMPT SECURITIES		1.9%
	1.9%

DEMAND NOTES	1.9%
Glendale, Wisconsin, Community Development Authority
Housing Refunding Revenue, Series 2004,
Coventry Apartments Project, 1.90%, weekly reset, due 03-01-2019		5,000	5,000

Green Bay/Brown Cty, Wisconsin Professional Football Stadium
District Wisconsin Sales Tax Revenue, (Lambeau Field
Renovation Project) Series B, 1.78%, weekly reset, due 02-01-2030		35,000	35,000

Milwaukee, Wisconsin Redevelopment Authority
Development Revenue, Kennedy II Assoc., Ltd.,
2.05%, semi-annual reset, due 12-01-2010		895,000	895,000

Waukesha, Wisconsin Housing Authority Multifamily Revenue
Refunding, Park Place Apartments Project,
1.95%, weekly reset, due 02-01-2026		500,000	500,000

Waukesha, Wisconsin Housing Authority Multifamily Revenue
Bonds, Series 2004 (Steeple View, Inc. Project), 1.90%, weekly
reset, due 12-01-2034		500,000	500,000

Waukesha, Wisconsin Redevelopment Authority
Revenue Womens Center, Inc. Project, 1.95%, w,eekly reset,
due 03-01-2033		1,000,000	1,000,000

Total Demand Notes			2,935,000

MONEY MARKET	0.0%
AIM Tax-Free Investment Co.-Cash Reserve Portfolio		11,808	11,808
Private Class

Total Short-Term Tax-Exempt Securities (Cost$2,946,843)			2,946,808

TOTAL INVESTMENTS		99.2%	157,233,831
(Cost $150,624,567)
OTHER ASSETS, LESS OTHER LIABILITIES		0.8%	1,244,660

NET ASSETS		100.0%	$158,478,491

Percentages shown are a percent of net assets

Notes to Schedule of Investments

Investment Transactions ---

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (excluding tax adjustments) as of January 31, 2005, were as follows:

			Dow Jones	Dow Jones
	S&P 100	PSE Tech 100	U.S. Health Care	U.S. Financial	Strategic
	Index	Index	100 Plus	100 Plus	Allocation

Gross unrealized appreciation	70,783,666	70,194,002	8,307,226	11,430,650	1,515,998
Gross unrealized depreciation	(37,541,600)	(225,132,522)	(1,351,630)	(8,376,205)	-
Net unrealized appreciation (depreciation)	$33,242,066	$(154,938,520)	$6,955,596	$3,054,445	$1,515,998

Cost of investments	$161,533,784	$595,317,211	$57,324,385	$66,671,940	$53,102,185

	Managed			Wisconsin
	Growth	Tax-Exempt	Government	Tax-Exempt

Gross unrealized appreciation	22,826,719	2,434,263	104,629	7,150,067
Gross unrealized depreciation	(130,963)	(964)	(188,624)	(540,768)
Net unrealized appreciation (depreciation)	$22,695,756	$2,433,299	$(83,995)	$6,609,299

Cost of investments	$60,999,591	$29,059,079	$22,246,768	$147,677,724

Futures Contracts -
An analysis of the futures contracts activity for the three months ended January 31, 2005, in the S&P 100 and Pse Tech 100 Index Funds, respectively, were as follows:

	Number of	Aggregate Face
	Contracts	Value of Contracts
S&P 100 Plus Fund:
Outstanding at October 31, 2004	11	$604,505
Contracts opend	167	9,897,823
Contracts closed	(156)	(9,209,718)
Outstanding at January 31, 2005	22	$1,292,610

Market value of contracts at January 31, 2005		$1,299,870

PSE Tech 100 Index Fund:
Outstanding at October 31, 2004	6	$882,110
Contracts opend	76	12,027,560
Contracts closed	(75)	(11,827,000)
Outstanding at January 31, 2005	7	$1,082,670

Market value of contracts at January 31, 2005		$1,066,800

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at January 31, 2005, for each Fund were as follows:

		Unrealized
	Number of	Appreciation (Depreciation)
	Contracts
S&P 100 Plus Fund:
S&P 500 E-Mini Index Futures
expiring March 2005	22	$7,260

PSE Tech 100 Index Fund:
NASDAQ 100 Index Futures
expiring March 2005	7	$(15,870)

North Track Funds, Inc.
Cash Reserve Fund

Schedule of Investments
January 31, 2005

	Principal Amount			Maturity Date	Interest Rate		Value

U.S. Government Agency Securities			23.3%

Federal Home Loan Bank("FHLB")
	500,000	FHLB Note		10/11/05	4.560%		$505,299
	500,000	FHLB Note		10/04/05	4.550%		505,144
	2,000,000	FHLB Note		08/26/05	1.500%		1,986,751
	1,700,000	FHLB Note		08/17/05	2.125%		1,694,568
	3,000,000	FHLB Note		05/13/05	1.500%		2,991,821
	2,000,000	FHLB Note		04/15/05	4.625%		2,005,507
	3,000,000	FHLB Note		04/15/05	1.625%		2,995,227
	3,070,000	FHLB Note		02/15/05	1.875%		3,070,041

		Total Federal Home Loan Bank					15,754,358

Federal Home Loan Mortgage Corporation ("FHLMC")
	2,381,000	FHLMC Note		09/15/05	2.875%		2,382,820
	2,775,000	FHLMC Note		07/15/05	7.000%		2,832,530
	2,789,000	FHLMC Note		06/15/05	4.250%		2,807,101
	1,600,000	FHLMC Note		05/15/05	1.750%		1,595,994

		Total Federal Home Loan Mortgage Corporation					9,618,445

Federal National Mortgage Association ("FNMA")
	2,000,000	FNMA Note		12/15/05	6.000%		2,050,021
	2,189,000	FNMA Note		07/15/05	7.000%		2,230,400
	1,515,000	FNMA Note		06/15/05	5.750%		1,532,871
	3,000,000	FNMA Note		05/03/05	1.360%		2,990,473
	3,500,000	FNMA Discount Note		04/29/05	1.950%		3,483,505
	4,000,000	FNMA Note		03/23/05	2.460%	a	3,999,963
#	2,336,000	FNMA Note		03/15/05	3.875%		2,340,745

		Total Federal National Mortgage Association					18,627,978

TOTAL U.S. GOVERNMENT AGENCY SECURITIES							44,000,781

Corporate Securities			74.3%

Bonds and Notes			12.5%
	2,500,000	American Honda Finance		12/06/05	2.365%	b	2,500,000
		Private Placement
\	308,371	Bear Stearns & Company		01/12/06	2.600%		308,668
		Medium Term Notes
	3,500,000	Coca-Cola Company		06/01/05	4.000%		3,521,723
		Domestic Notes
	4,985,000	Diago Capital PLC		08/15/05	6.125%		5,087,660
		Global Notes
\	308,371	First Tennessee Bank		06/07/05	2.330%		308,309
		Medium Term Notes
	2,000,000	FleetBoston Financial Corporation		09/15/05	7.250%		4,113,299
		Global Notes
\	154,186	Lehman Brothers		05/16/05	2.590%		154,186
		Medium Term Notes
	1,700,000	Newcourt Credit Group		02/16/05	6.875%		1,703,206
		Global Notes
	1,825,000	Wells Fargo & Company		11/01/05	7.000%		1,877,924
		US Domentic Notes
#	2,000,000	Wells Fargo & Company		08/24/05	7.250%		2,053,739
		Global Notes
	2,000,000	Wells Fargo & Company		07/29/05	4.800%		2,021,036
		Global Notes
		Total Corporate Bonds and Notes					23,649,750

Commercial Paper			61.8%
	3,500,000	Abbey National America LLC		02/22/05	2.430%		3,495,039
\	308,371	Alcoa, Inc.		02/01/05	2.600%		308,349
	2,300,000	American General Finance Corporation		03/21/05	2.460%		2,292,456
	4,000,000	American General Finance Corporation		03/11/05	2.430%		3,989,740
	2,000,000	American General Finance Corporation		02/02/05	2.260%		1,999,875
	2,400,000	American Honda Finance Corporation		02/08/05	2.280%		2,398,936
	3,100,000	American Honda Finance Corporation		02/07/05	2.270%		3,098,827
	3,500,000	American Express Credit Corporation		02/17/05	2.310%		3,496,406
	2,000,000	American Express Credit Corporation		02/11/05	2.300%		1,998,722
	2,500,000	American Express Credit Corporation		02/10/05	2.290%		2,498,569
	2,000,000	CIT Group Holding		07/11/05	2.810%		1,975,022
	4,000,000	CIT Group Holding		05/02/05	2.500%		3,975,000
	2,000,000	Citicorp		03/14/05	2.500%		1,994,306
	1,500,000	Citicorp		03/09/05	2.470%		1,496,295
	3,000,000	Citicorp		03/02/05	2.510%		2,993,934
	2,000,000	Citicorp		02/09/05	2.250%		1,999,000
	3,000,000	Danske Corporation		04/07/05	2.540%		2,986,242
	2,000,000	Danske Corporation		04/05/05	2.460%		1,991,390
	3,000,000	Danske Corporation		03/23/05	2.480%		2,989,667
	3,000,000	E I DuPont		02/24/05	2.350%		2,995,496
	2,100,000	E I DuPont		02/03/05	2.240%		2,099,739
\	364,156	Four Winds Funding		02/01/05	2.550%		364,130
	1,800,000	General Electric Capital Corporation		03/01/05	2.370%		1,796,682
	2,200,000	General Electric Capital Corporation		02/23/05	2.370%		2,196,814
	1,500,000	General Electric Capital Corporation		02/22/05	2.370%		1,497,926
	1,500,000	General Electric Capital Corporation		02/18/05	2.370%		1,498,321
	1,000,000	General Electric Capital Corporation		02/14/05	2.360%		999,148
	3,000,000	Harley-Davidson Funding		03/10/05	2.490%		2,992,322
	3,100,000	Harley-Davidson Funding		02/25/05	2.310%		3,095,226
	2,000,000	Harley-Davidson Funding		02/11/05	2.330%		1,998,705
	4,000,000	Household Finance Corporation		02/01/05	2.090%		4,000,000
	3,000,000	HSBC Finance		03/28/05	2.490%		2,988,587
	4,000,000	LaSalle Bank		02/28/05	2.350%		3,992,950
	1,500,000	LaSalle Bank		02/14/05	2.340%		1,498,733
	4,200,000	Marshall & Ilsley Corporation		03/16/05	2.520%		4,187,358
	4,000,000	Marshall & Ilsley Corporation		03/08/05	2.400%		3,990,667
\	308,371	Morgan Stanley Dean Witter		02/18/05	2.580%		308,371
	1,500,000	Prudential Funding Corporation		03/07/05	2.360%		1,496,657
	2,300,000	Prudential Funding Corporation		02/04/05	2.230%		2,299,572
	2,000,000	Prudential Funding Corporation		02/03/05	2.200%		1,999,755
	2,500,000	Prudential Funding Corporation		02/02/05	2.200%		2,499,847
	900,000	Royal Bank of Scotland		03/15/05	2.430%		897,449
	3,000,000	Royal Bank of Scotland		02/16/05	2.330%		2,997,088
	1,000,000	Toyota Motor Credit		03/29/05	2.520%		996,080
	2,400,000	Toyota Motor Credit		02/09/05	2.210%		2,398,821
	2,500,000	Toyota Motor Credit		02/08/05	2.210%		2,498,926
	2,500,000	Toyota Motor Credit		02/04/05	2.290%		2,499,523
	1,300,000	UBS Finance (Delaware) LLC		03/08/05	2.420%		1,296,941
	3,000,000	UBS Finance (Delaware) LLC		02/22/05	2.380%		2,995,835
	1,500,000	UBS Finance (Delaware) LLC		02/07/05	2.260%		1,499,435
		Total Commercial Paper					116,854,879

TOTAL CORPORATE SECURITIES							140,504,629

Short Term Securities			4.1%
			0.1%
Master Note
\	154,186	Bear Stearns & Company		02/02/05	2.650%		154,186

		Total Master Note					154,186

Repurchase Agreements			0.9%
\	770,927	Bear Stearns & Company		02/01/05	2.620%		770,927
		Triparty Repurchase Agreement
		collateralized by various Fanniemae Strips,
		due 2024 thru 2033
\	861,514	Lehman Brothers Triparty		02/01/05	2.570%		861,514
		Repurchase Agreement
		collateralized by Countrywide Home
		Loans, Series 2003-J13, Class 1A4,
		due 01/25/2034
							1,632,441

Euro Dollar Time Deposit			3.1%

	5,947,000	Branch Banking and Trust, Winston Salem
		Grand Cayman Branch		2/1/2005	2.469%		5,947,000

		Total Euro Dollar Time Deposit					5,947,000

TOTAL SHORT TERM SECURITIES							7,733,627

TOTAL INVESTMENTS, AT AMORTIZED COST				101.7%			192,239,037
LESS COLLATERAL HELD FOR SECURITIES ON LOAN				(1.9)%			(3,538,640)
OTHER ASSETS LESS OTHER LIABILITIES				0.2%			302,803
NET ASSETS				100.0%			$189,003,200

#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

a	Variable rate at 3 Month U.S. Libor less 7 basis points, reset calendar quarters
b	Variable rate at Monthly U.S. Libor less 3.5 basis points, reset monthly

Item 2. Controls and Procedures

(a)  Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and recorded within the applicable time periods.

(b)   Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has ma-terially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 29th day of March, 2005.

NORTH TRACK FUNDS, INC.

By:	/s/ David G. Stoeffel
David G. Stoeffel, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 29th day of March, 2005.

By:	/s/ David G. Stoeffel
David G. Stoeffel, President
(Principal Executive Officer)

By:	/s/ Franklin P. Ciano
Franklin P. Ciano, Chief Financial Officer and Treasurer (Principal Financial Officer)